Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	Mar. 24, 2026 CNY (¥)	Apr. 02, 2026 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Nov. 06, 2025 USD ($)
Subsequent Event [Line Items]
Cash			$ 3.5	¥ 21,593
MVPHS requirement value | $					$ 15.0
MVPHS requirement closing value | $					$ 15.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity interest percenatge	100.00%
Total consideration	¥ 50,000
Cash	40,000
Sale of stock, consideration received on transaction	¥ 10,000
Minimum bid price requirement | $ / shares		$ 1
Closing bid price | $ / shares		$ 1